UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

FAM VALUE FUND

September 30, 2011 (unaudited )

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR     MARKET VALUE

‐‐‐‐‐‐‐‐‐‐‐‐

‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐

‐‐‐‐‐‐‐‐‐‐‐‐

‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐

AUTOMOTIVE

CARMAX, INC.*

600,000

14,310,000

BANKING

HOME BANCSHARES INC

250,000

5,305,000

M&T BANK CORP

75,000

5,242,500

NBT BANCORP

10,000

186,200

BANK OF THE OZARKS

253,000

5,295,290

SCBT FINANCIAL CORP

234,110

5,777,835

TCF FINANCIAL CORP

1,302,163

11,927,813

33,734,638

COMMERCIAL SERVICES

McGRATH RENTCORP

347,000

8,255,130

DIVERSIFIED HEALTHCARE

JOHNSON & JOHNSON

305,000

19,431,550

DIVERSIFIED MANUFACTURING

ILLINOIS TOOL WORKS

359,950

14,973,920

ELECTRONIC COMMERCE DIS

DIGITAL RIVER, INC*

200,000

4,146,000

ELECTRONIC EQUIPMENT

ZEBRA TECHNOLOGY*

648,502

20,064,652

HEALTH CARE DISTRIBUTION

PATTERSON COS INC

445,000

12,740,350

HEALTH CARE EQUIP/DEVICE

STRYKER CORP

266,000

12,536,580

WATERS CORP*

110,000

8,303,900

20,840,480

HEALTH CARE SERVICES

MEDNAX, INC*

545,700

34,182,648

HOME FURNISHINGS

MOHAWK INDUSTRIES*

93,100

3,994,921

INSURANCE AGENCY

BROWN & BROWN INC

1,879,696

33,458,589

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

160,000

15,302,400

LIFE INSURANCE

PROTECTIVE LIFE CORP

735,400

11,494,302

MACHINERY & EQUIPMENT

DONALDSON COMPANY

371,200

20,341,760

GRACO INC.

180,550

6,163,977

IDEX CORP.

771,750

24,047,730

50,553,467

MEDIA

MEREDITH CORP

366,450

8,296,428

OIL & GAS EXPLORATION

EOG RESOURCES, INC*

216,000

15,338,160

ULTRA PETROLEUM CORP

415,000

11,503,800

26,841,960

PROPERTY & CASUALTY INS

BERKSHIRE HATHAWAY

266

28,408,800

MARKEL CORPORATION*

64,850

23,159,881

WHITE MOUNTAINS INS

102,693

41,667,685

93,236,366

PUBLISHING

JOHN WILEY & SON

661,700

29,392,714

REAL ESTATE DEVELOPMENT

BROOKFIELD ASSET MGT

735,000

20,249,250

RESTAURANTS

YUM! BRANDS, INC.

450,600

22,255,134

RETAIL STORES

BED BATH & BEYOND*

345,600

19,806,336

ROSS STORES, INC

286,422

22,538,547

42,344,883

SPECIALTY CHEMICALS

SIGMA‐ALDRICH CORP.

60,000

3,707,400

TRANSPORTATION

FORWARD AIR CORP

389,233

9,905,980

HEARTLAND EXPRESS

1,333,333

18,079,995

KNIGHT TRANSPORT

576,900

7,678,539

35,664,514

UTILITIES/GAS

QUESTAR CORP

50,000

885,500

VETERINARY DIAGNOSTICS

VCA ANTECH INC*.

148,900

2,379,422

TOTAL COMMON SHARES

582,736,618

MONEY MARKETS

AIM SHORT TERM TREAS

1

47,818,212

FINAL TOTALS

630,554,830

* Non-income- producing security

FAM EQUITY-INCOME FUND

September 30, 2011 (unaudited )

‐

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR     MARKET VALUE

‐‐‐‐‐‐‐‐‐‐‐‐

‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐

‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐‐

BANKING

M&T BANK CORP

9,000

629,100

NBT BANCORP

88,000

1,638,560

WESTAMERICA BANCORP

17,000

651,440

2,919,100

COMMERCIAL SERVICES

McGRATH RENTCORP

179,400

4,267,926

CONSUMER STAPLES

FLOWERS FOODS, INC

110,000

2,140,600

DIVERSIFIED HEALTHCARE

JOHNSON & JOHNSON

62,500

3,981,875

DIVERSIFIED MANUFACTURING

GENERAL ELECTRIC

89,221

1,359,728

EDUCATION  SERVICES

STRAYER EDUCATION

16,000

1,226,720

HAZARDOUS WASTE DISPOSAL

US ECOLOGY INC

193,000

2,985,710

HEALTH CARE EQUIP/DEVICE

STRYKER CORP

69,000

3,251,970

HEALTHCARE DISTRIBUTION

PATTERSON COS INC

60,000

1,717,800

INSURANCE AGENCY

ARTHUR J GALLAGHER

117,920

3,101,296

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

25,500

2,438,820

MACHINERY & EQUIPMENT

DONALDSON COMPANY

88,800

4,866,240

IDEX CORP.

115,205

3,589,788

8,456,028

MEDIA

MEREDITH CORP

75,373

1,706,445

OIL & GAS EXPLORATION

EOG RESOURCES,INC

60,000

4,260,600

PACKAGED GOODS

McCORMICK & CO

45,000

2,077,200

PROPERTY & CASUALTY INS

ONEBEACON INS. GROUP

244,666

3,337,244

PUBLISHING

COURIER CORP.

289,188

1,891,290

JOHN WILEY & SON

111,650

4,959,493

6,850,783

RETAIL STORES

ROSS STORES, INC

81,641

6,424,330

SEMICONDUCTORS

MICROCHIP TECHNOLOGY

50,000

1,555,500

XILINX, INC

126,414

3,468,800

5,024,300

TECHNOLOGY

NATIONAL INSTRUMENTS

22,000

502,920

UTILITIES/GAS

QUESTAR CORP

95,000

1,682,450

UTILITIES/WATER

AQUA AMERICA INC

60,000

1,294,200

TOTAL COMMON SHARES

71,008,045

LIFE INSURANCE

PROTECT LIFE PREF D

116,107

2,894,548

BANKING

M&T CAP TRUST PREF A

800

20,552

OIL & GAS EXPLORATION

MAGNUM HUNTER PRF D

5,000

213,500

MAGNUM HUNTER PRF C

30,000

748,500

TOTAL PREFERRED SHARES

3,877,100

MONEY MARKETS

AIM SHORT TERM TREAS

1

6,394,059

FINAL TOTALS

81,279,204

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 22, 2011
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 22, 2011

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	November 22 , 2011